Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Pursuant warrant agreement description	Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share, subject to adjustment. Pursuant to the warrant agreement, a warrant holder may exercise its s only for a whole number of shares. This means that only an even number of s may be exercised at any given time by a warrant holder.	Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share, subject to adjustment. Pursuant to the warrant agreement, a warrant holder may exercise its s only for a whole number of shares. This means that only an even number of s may be exercised at any given time by a warrant holder.
Warrants redemption description	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Equity linked securities description	If (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by its board of directors, and in the case of any such issuance to its Sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the Market Value is below $9.50 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 165% of the Market Value. The Public Warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of common stock and any voting rights until they exercise their Public Warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the Public Warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.	If (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by its board of directors, and in the case of any such issuance to its Sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the Market Value is below $9.50 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 165% of the Market Value. The Public Warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of common stock and any voting rights until they exercise their Public Warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the Public Warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.
Warrants purchase price	$ 5
Subscription of warrant outstanding	1,710,000
Public Warrants [Member]
Warrants (Details) [Line Items]
Public warrants	20,125,000	20,125,000
Private Warrants [Member]
Warrants (Details) [Line Items]
Private warrants outstanding		18,000,000